Survey expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Aircraft Operations
Charter hire revenue earned	$ (613,038)	$ (698,211)	$ (470,982)
Lease payments	400,847	454,729	304,410
Operating expenses	1,459,536	1,347,428	1,084,432
Aircraft operations expense	1,247,345	1,103,946	917,860
Survey projects	1,363,741	0	371,569
Total survey expenses	$ 2,611,086	$ 1,103,946	$ 1,289,429